DISAGGREGATION OF REVENUES (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT REPORTING REVENUE BY REGION
	For the six months ended March 31,
	2024	2023
	(Unaudited)	(Unaudited)
PRC	$10,118,562	13,918,608
Overseas	64,991	231,359
Total revenue	$10,183,553	14,149,967

	For Years ended September 30,
	2023	2022	2021
PRC	$28,971,115	$28,756,333	$23,704,259
Overseas	551,238	1,152,228	1,790,305
Total revenue	$29,522,353	$29,908,561	$25,494,564

SCHEDULE OF SEGMENT REPORTING REVENUE BY PRODUCT CATEGORIES

The summary of our total revenues by product categories for the six months ended March 31, 2024 and 2021 was as follows:

	For the six months ended March 31,
	2024	2023
	(Unaudited)	(Unaudited)
Fragrance compounds	$866,192	6,810,374
Health supplements (solid drinks)	2,126,147	4,583,272
Bioactive food ingredients	7,192,214	2,756,321
Total revenue	$10,183,553	14,149,967

The summary of our total revenues by product categories for the years ended September 30, 2023, 2022 and 2021 was as follows:

	For Years ended September 30,
	2023	2022	2021
Fragrance compounds	$14,315,810	$13,710,556	$12,744,029
Health supplements (solid drinks)	8,704,468	7,145,708	6,655,982
Bioactive food ingredients	6,502,075	9,052,297	6,094,553
Total revenue	$29,522,353	$29,908,561	$25,494,564